Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (4.1%)
	BHP Group plc	120,457	3,181
	Goodman Group	160,283	2,343
	Australia & New Zealand Banking Group Ltd.	126,176	2,214
	Brambles Ltd.	226,405	1,857
			9,595
Austria (0.5%)
[1]	BAWAG Group AG	25,050	1,165
Brazil (0.8%)
	Petroleo Brasileiro SA Preference Shares	326,500	1,773
Canada (4.2%)
	Brookfield Asset Management Inc. Class A	67,618	2,795
	Magna International Inc.	38,979	2,760
	Bank of Nova Scotia	44,610	2,411
	Barrick Gold Corp.	78,001	1,777
			9,743
China (11.0%)
*	Alibaba Group Holding Ltd.	142,740	4,152
	China Tourism Group Duty Free Corp. Ltd. Class A	81,675	3,535
	China Merchants Bank Co. Ltd. Class H	544,500	3,445
*	Tencent Music Entertainment Group ADR	144,250	2,775
	Midea Group Co. Ltd. Class A	171,900	2,589
	ENN Energy Holdings Ltd.	157,200	2,308
	Anhui Conch Cement Co. Ltd. Class H	271,500	1,701
	China Life Insurance Co. Ltd. Class H	763,000	1,680
	China Overseas Land & Investment Ltd.	597,216	1,297
	Xinyi Solar Holdings Ltd.	470,000	1,232
	CIFI Holdings Group Co. Ltd.	1,112,000	942
			25,656
Denmark (0.7%)
	Vestas Wind Systems A/S	6,854	1,619
France (11.0%)
	Schneider Electric SE	27,049	3,909
	TOTAL SE	89,614	3,868
	AXA SA	145,986	3,501
*	Airbus SE	28,065	3,080
*	Credit Agricole SA	236,129	2,985
	Cie Generale des Etablissements Michelin SCA	19,882	2,560
	Pernod Ricard SA	13,090	2,514
	Capgemini SE	11,219	1,745

		Shares	Market Value ($000)
	Edenred	26,303	1,494
			25,656
Germany (4.1%)
	Allianz SE (Registered)	13,585	3,337
	Volkswagen AG Preference Shares	15,383	2,875
	Brenntag AG	30,894	2,402
	United Internet AG (Registered)	23,700	998
			9,612
Hong Kong (2.9%)
	AIA Group Ltd.	385,200	4,694
	New World Development Co. Ltd.	415,250	1,932
			6,626
India (2.1%)
	Reliance Industries Ltd.	73,266	1,994
	Power Grid Corp. of India Ltd.	584,052	1,518
*	ICICI Bank Ltd. ADR	87,837	1,305
			4,817
Ireland (1.9%)
	Smurfit Kappa Group plc	58,310	2,726
*	ICON plc	7,975	1,555
			4,281
Italy (1.2%)
	Enel SpA	283,487	2,884
Japan (13.9%)
	FANUC Corp.	15,300	3,777
	Hoya Corp.	26,900	3,726
	ITOCHU Corp.	116,000	3,336
	Mitsui Fudosan Co. Ltd.	149,500	3,130
	Tokio Marine Holdings Inc.	53,800	2,772
	KDDI Corp.	87,000	2,580
	Nomura Holdings Inc.	445,900	2,357
	Tokyo Electron Ltd.	6,000	2,241
	Ono Pharmaceutical Co. Ltd.	72,700	2,191
	Astellas Pharma Inc.	141,000	2,183
	Isuzu Motors Ltd.	160,600	1,529
	Eisai Co. Ltd.	20,200	1,445
	Sushiro Global Holdings Ltd.	27,500	1,055
			32,322
Mexico (2.2%)
	Wal-Mart de Mexico SAB de CV	1,134,300	3,191
	America Movil SAB de CV	2,621,600	1,909
			5,100
Netherlands (3.1%)
	Wolters Kluwer NV	30,812	2,597
	Koninklijke KPN NV	826,111	2,511
*	AerCap Holdings NV	47,063	2,145
			7,253
Other (4.3%)
[2]	Vanguard FTSE Developed Markets ETF	212,754	10,044
Russia (1.3%)
	Sberbank of Russia PJSC ADR	134,200	1,940
	LUKOIL PJSC ADR	15,800	1,075
			3,015

			Shares	Market Value ($000)
South Africa (1.6%)
		Anglo American plc	112,272	3,707
South Korea (5.0%)
		Samsung Electronics Co. Ltd.	85,716	6,401
		KB Financial Group Inc.	78,727	3,127
		SK Telecom Co. Ltd.	9,645	2,119
				11,647
Spain (2.3%)
		Iberdrola SA	201,175	2,891
		Industria de Diseno Textil SA	76,635	2,432
				5,323
Sweden (1.3%)
*		Alfa Laval AB	106,142	2,931
Switzerland (6.0%)
		Nestle SA (Registered)	51,607	6,101
		Roche Holding AG	11,450	3,988
		UBS Group AG (Registered)	197,950	2,787
		PSP Swiss Property AG (Registered)	8,581	1,143
				14,019
Taiwan (6.6%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	358,000	6,773
		Hon Hai Precision Industry Co. Ltd.	904,309	2,965
		MediaTek Inc.	91,654	2,444
		Uni-President Enterprises Corp.	808,000	1,943
		Realtek Semiconductor Corp.	78,000	1,087
				15,212
United Kingdom (6.4%)
		AstraZeneca plc	35,691	3,559
		Compass Group plc	159,064	2,967
		WPP plc	255,341	2,767
		Standard Chartered plc	364,857	2,317
		Berkeley Group Holdings plc	26,107	1,689
		Rotork plc	370,450	1,611
				14,910
Total Common Stocks (Cost $198,579)				228,910
		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3]	Vanguard Market Liquidity Fund (Cost $3,081)	0.111%	30,813	3,081
Total Investments (99.8%) (Cost $201,660)				231,991
Other Assets and Liabilities—Net (0.2%)				555
Net Assets (100%)				232,546
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $1,165,000, representing 0.5% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	14,843	1,773	—	16,616
Common Stocks—Other	17,824	194,470	—	212,294
Temporary Cash Investments	3,081	—	—	3,081
Total	35,748	196,243	—	231,991

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2020 Market Value ($000)
Vanguard FTSE Developed Markets ETF	2,479	16,387	9,821	256	743	89	—	10,044
Vanguard Market Liquidity Fund	6,027	NA1	NA1	—	—	1	—	3,081
Total	8,506	16,387	9,821	256	743	90	—	13,125
1	Not applicable—purchases and sales are for temporary cash investment purposes.